Related Party Transactions - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Related Party Transaction [Line Items]
Operating expenses, including compensation, allocated by Allstate Insurance Company	$ 46,200	$ 46,300	$ 40,000
Reserve for annuities issued	2,232,136	2,348,966
Ceded premium related to structured settlement annuities	11,054	11,481	11,788
Maximum amount of loans Corporation will have outstanding to all eligible subsidiaries at any given point in time	1,000,000
Allstate Insurance Company ("AIC")
Related Party Transaction [Line Items]
Reserve for annuities issued	1,420,000	1,420,000
Allstate Distributors Services, LLC
Related Party Transaction [Line Items]
Broker-Dealer agreement, Promotion and marketing expense	5	6	4
Allstate Financial Services, LLC
Related Party Transaction [Line Items]
Broker-Dealer agreement, Commission and other distribution expenses	215	259	450
Allstate Life Insurance Company
Related Party Transaction [Line Items]
Reserve for annuities issued	574,900	591,100
Ceded premium related to structured settlement annuities	3,400	3,500	$ 3,400
Carrying value of structured settlement reinsurance treaty	$ 169,400	$ 166,300